PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of property and equipment
Property and equipment at September 30, 2022 and December 31, 2021 consist of the following:

	September 30, 2022	December 31, 2021
Machinery and equipment	$4,764,317	$4,534,801
Leasehold improvements	810,248	810,248
Furniture and office equipment	180,747	180,747
Computer equipment and software	108,112	81,981

	5,863,424	5,607,777
Less accumulated depreciation and amortization	(2,043,398)	(1,627,497)

Property and equipment, net	$3,820,026	$3,980,280

Property and equipment at December 31, 2021 and 2020 consist of the following:

	2021	2020
Machinery and equipment	$4,534,801	$4,265,125
Leasehold improvements	810,248	808,408
Furniture and office equipment	180,747	179,679
Computer equipment and software	81,981	111,519

	5,607,777	5,364,731
Less accumulated depreciation and amortization	1,627,497	1,224,991

Property and equipment, net	$3,980,280	$4,139,740